CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Preferred Stock	Common Stock	SurplusMember	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Dec. 31, 2008		$ 7,190	$ 92,169	$ (7,894)	$ (6,063)	$ (1,508)	$ 83,894
Net Income					7,126		7,126
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						2,706
Less: Reclassification Adjustment for Gain Included in Net Income						45
Net Unrealized Holding Gains on Securities Arising During the Period						2,661	2,661
Total Comprehensive Income							9,787
Amortization of Restricted Stock
Redemption of Preferred Stock
Gross Proceeds from Issuance of Preferred Stocks and Warrant	27,084		1,601				28,685
Accretion of Discount on Preferred Stock	275				(275)
Costs Related to Issuance of Preferred Stock			(112)				(112)
Cash Dividends Declared on Common Stock					(2,199)		(2,199)
Common Stock Dividend		346	(346)
Cash Dividends Declared on Preferred Stock					(1,218)		(1,218)
Common Stock Option Expense			343				343
Common Stock Options Exercised and Related Tax Benefits		51	1,266				1,317
Sale of Shares (Dividend Reinvestment Program)		6	100				106
Adjustment to Initially Apply "Recognition and Presentation Of Other-Than-Temporary Impairments" under ASC 320-10-65 (Net of Income Taxes)					3,100	(3,100)
Increase in Treasury Shares Associated with Common Stock Options Exercised				(1,094)			(1,094)
Ending Balance at Dec. 31, 2009	27,359	7,593	95,021	(8,988)	471	(1,947)	119,509
Net Income					7,664		7,664
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						(252)
Less: Reclassification Adjustment for Gain Included in Net Income						(228)
Net Unrealized Holding Gains on Securities Arising During the Period						(24)	(24)
Total Comprehensive Income							7,640
Issuance of Restricted Stock		47	(47)
Amortization of Restricted Stock			150				150
Redemption of Preferred Stock	(7,172)						(7,172)
Accretion of Discount on Preferred Stock	559				(559)
Costs Related to Issuance of Preferred Stock
Cash Dividends Declared on Common Stock					(1,757)		(1,757)
Cash Dividends Declared on Preferred Stock					(1,126)		(1,126)
Common Stock Option Expense			332				332
Sale of Shares (Dividend Reinvestment Program)		10	130				140
Ending Balance at Dec. 31, 2010	20,746	7,650	95,586	(8,988)	4,693	(1,971)	117,716
Net Income					12,168		12,168
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						2,749
Less: Reclassification Adjustment for Gain Included in Net Income						674
Net Unrealized Holding Gains on Securities Arising During the Period						2,075	2,075
Total Comprehensive Income							14,243
Issuance of Restricted Stock		24	(24)
Amortization of Restricted Stock			258				258
Redemption of Preferred Stock	(7,172)						(7,172)
Accretion of Discount on Preferred Stock	405				(405)
Costs Related to Issuance of Preferred Stock
Cash Dividends Declared on Common Stock					(1,765)		(1,765)
Cash Dividends Declared on Preferred Stock					(823)		(823)
Common Stock Option Expense			362				362
Sale of Shares (Dividend Reinvestment Program)		11	141				152
Ending Balance at Dec. 31, 2011	$ 13,979	$ 7,685	$ 96,323	$ (8,988)	$ 13,868	$ 104	$ 122,971